Accounting Rules and Methods	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Policies [Abstract]
Accounting rules and methods	ACCOUNTING RULES AND METHODSBasis of preparation
The Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible notes.
At the approval date of the financial statements, the Board of Directors believes that the Company will be able to fund its operations until the first quarter 2022, considering:
•Cash and cash equivalents held by the Company amounted to €44.4 million as of December 31, 2020. They are composed of cash and term deposits readily available without penalty;
•Shares sold under the at-the-market (“ATM”) program in February 2021, for gross proceeds of approximately €6.6 million ;
•The issuance of a tranche of convertibles notes of €3.0 million in March 2021, as part of the financing agreement signed with Luxembourg-based European High Growth Opportunities Securitization Fund
•The possibility of further use of this financing agreement allowing a potential fundraising up to a maximum of €42.0 million until June 2022, subject to the regulatory limit of 20% dilution, representing approximately €33.0 million based on the closing market price the day before the approval date of the Consolidated Financial Statements (€7.10).
Considering the above factors and assumptions, the Company believes that it is able to fund its operations during the 12 months after the closing date.
From this date, the Company will have to find additional funding. Various financing sources are considered among the issuance of new debt or equity instruments and partnership agreements.
The Consolidated Financial Statements have been prepared in accordance with the historical cost principle with the exception of certain categories of assets and liabilities measured at fair value in accordance with IFRS.
All amounts are expressed in thousands of euros, unless stated otherwise.
Statement of compliance
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on March 5, 2021. They will be subject to the approval of the General Meeting on June 25, 2021.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).
As of December 31, 2020, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRS IC”). The main accounting methods used to prepare the Consolidated Financial Statements are described in the corresponding notes. These methods were used for all periods presented.
The Company adopted the following standards, amendments and interpretations that are applicable as at January 1, 2020:
•Amendments to References to the conceptual framework in IFRS standards ;
•Amendments to IAS 1 and IAS 8: Definition of "material";
•Amendments to IFRS 3: Definition of a business;
•Amendments to IFRS 9, IAS 39 and IFRS 7: Interest rate benchmark reform (phase 1).
These new texts did not have any significant impact on the Company’s results or financial position.
The standards and interpretations that are optionally applicable to the Company as of December 31, 2020 were not applied in advance.
Recently issued accounting pronouncements that may be relevant to the Company’s operations are as follows:
•Amendment to IFRS 16 : Covid 19-Related rent concessions;
•Amendments to IAS 1 : Classification of liabilities as current or non-current;
•Amendments to IAS 16 : Property, Plant and Equipment - Proceeds before intended use .
•Amendments to IAS 37 : Onerous contracts - cost of fulfilling a contract
•Annual Improvements 2018-2020Basis of consolidation
In accordance with IFRS 10 Consolidated Financial Statements (“IFRS 10”), an entity is consolidated when it is controlled by the Company. The Company controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intercompany balances, transactions and dividends are eliminated in full. The Company has one subsidiary for which no non-controlling interest is recognized.

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the consolidation scope over the years presented.
Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A. (the “Parent Company”). The statement of financial position of the consolidated entity having a functional currency different from the euro are translated into euros at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statement of income (loss), statement of comprehensive income (loss) and statement of cash flow of such consolidated entity are translated at the average exchange rate for the period, except if exchanges rates fluctuate significantly. The resulting translation adjustment is included in other comprehensive income (loss) as a cumulative translation adjustment.

Exchange rate (USD per EUR)	12/31/2018	12/31/2019	12/31/2020
Weighted average rate	1.1815	1.1196	1.1413
Closing rate	1.1450	1.1234	1.2271
Conversion of Foreign Currency Transactions
Foreign currency transactions are converted to functional currency (euros) at the exchange rate applicable on the transaction date. At the closing date, foreign currency monetary assets and liabilities are converted at the exchange rate prevailing on that date. The resulting exchange gains or losses are recorded in the consolidated statement of income (loss) in “Financial income (loss)”.
The loan in U.S. dollars from the Parent Company to ERYTECH Pharma, Inc. was considered as part of the net investment in a foreign operation until the end of the third quarter of 2019, when the loan was partly converted into capital and partly restructured as a medium term loan. As a result of this financial restructuring, the loan is no longer qualified as an investment in a foreign operation. Exchange rate differences are recognized in the consolidated statement of income (loss) since October 1, 2019.
Use of estimates and judgments
Preparation of the consolidated financial statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The use of estimates and judgment relate primarily to the measurement of:
•the share-based payments in accordance with IFRS 2 (see note 3.3.3);
•the fair value of the convertible notes' agreement and its classification in accordance with IFRS 9 and IAS 32 (see note 4.9.1);
•the hospital costs accrual (see note 4.11).
Presentation of the statement of income (loss)The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is the research and development. Consequently, only “research and development expenses” and “general administrative expenses” functions are considered to be representative. The detail of the expenses by nature is disclosed in note 3.2.Presentation of the statement of cash flowsThe consolidated statements of cash flows are prepared using the indirect method and separately present the cash flows associated with operating, investing, and financing activities. Segment reporting
In accordance with IFRS 8 Operating Segments ("IFRS 8") , reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.
Information per business segment
The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.
Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
France	72	105	61
United States	—	969	185
Total	72	1,074	246

Non current assets (amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
France	4,912	9,616	8,414
United States	11,975	26,629	21,265
Total	16,887	36,245	29,679
Events after the close of the reporting period
The consolidated statement of financial position and the consolidated statement of income (loss) of the Company are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date.
January 2021:
•The Company announced the first patient enrolled in a Phase 1 investigator sponsored trial (IST), named rESPECT, of eryaspase for the first-line treatment of pancreatic cancer. The rESPECT Phase 1 IST will be conducted by Dr Marcus Noel (Associate Professor of Medicine at Georgetown University, Washington DC, USA). The trial will enroll patients who have received no prior chemotherapy for the treatment of locally advanced or metastatic pancreatic cancer.
February 2021:
•The Company sold 744,186 shares under the at-the-market (“ATM”) program, for gross proceeds of approximately €6.6 million ($8.0 million).
March 2021:
•As part of the convertible notes’ agreement signed in June 2020, the Company issued a tranche of €3.0 million (60 OCABSA) on March 2, 2021.